United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-07309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2019

Date of Reporting Period: Quarter ended 11/30/2018

Item 1.	Schedule of Investments

Federated Total Return Government Bond Fund
Portfolio of Investments
November 30, 2018 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—63.7%
		U.S. Treasury Bonds—12.8%
$1,250,000		2.250%, 8/15/2046	$1,010,016
7,250,000		2.500%, 2/15/2045	6,224,340
1,500,000		2.500%, 2/15/2046	1,281,960
3,350,000		2.750%, 8/15/2042	3,050,869
2,000,000		2.750%, 8/15/2047	1,793,686
2,050,000		2.750%, 11/15/2047	1,836,812
1,000,000		3.125%, 2/15/2043	971,406
14,000,000		3.625%, 8/15/2043	14,773,847
900,000		5.375%, 2/15/2031	1,112,002
		TOTAL	32,054,938
		U.S. Treasury Notes—50.9%
20,000,000		1.125%, 2/28/2021	19,271,712
4,500,000		1.125%, 9/30/2021	4,296,033
6,000,000		1.500%, 2/28/2023	5,675,765
5,500,000		1.500%, 3/31/2023	5,196,555
1,500,000		1.500%, 8/15/2026	1,351,129
5,000,000		1.875%, 1/31/2022	4,856,560
4,500,000		2.000%, 12/31/2021	4,392,071
10,000,000		2.000%, 6/30/2024	9,543,984
8,000,000		2.125%, 8/15/2021	7,854,707
13,250,000		2.125%, 12/31/2022	12,882,391
3,250,000		2.250%, 8/15/2027	3,067,404
8,000,000		2.375%, 1/31/2023	7,850,938
5,500,000		2.375%, 5/15/2027	5,257,591
4,000,000		2.500%, 3/31/2023	3,942,938
6,000,000		2.750%, 4/30/2023	5,975,110
1,500,000		2.750%, 7/31/2023	1,493,309
3,000,000		2.875%, 10/15/2021	3,004,052
7,000,000		2.875%, 9/30/2023	7,005,468
8,000,000		2.875%, 10/31/2023	8,008,062
4,500,000		2.875%, 5/31/2025	4,488,258
1,500,000		2.875%, 5/15/2028	1,484,205
		TOTAL	126,898,242
		TOTAL U.S. TREASURIES (IDENTIFIED COST $159,231,757)	158,953,180
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
17,048	[1]	4.465%, 7/1/2035 (IDENTIFIED COST $16,884)	17,764
		GOVERNMENT AGENCIES—9.2%
		Federal Farm Credit System—0.5%
1,000,000		5.375%, 11/10/2020	1,048,944
249,000		5.800%, 11/10/2021	269,505
		TOTAL	1,318,449
		Federal Home Loan Bank System—6.3%
14,750,000		2.625%, 5/28/2020	14,714,436

Principal Amount or Shares		Value
	GOVERNMENT AGENCIES—continued
	Federal Home Loan Bank System—continued
$1,000,000	4.125%, 3/13/2020	$1,016,456
	TOTAL	15,730,892
	Federal Home Loan Mortgage Corporation—0.0%
70,000	6.750%, 9/15/2029	91,572
	Federal National Mortgage Association—2.4%
6,500,000	1.875%, 9/24/2026	5,925,912
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $23,035,698)	23,066,825
	MORTGAGE-BACKED SECURITIES—21.6%
	Federal Home Loan Mortgage Corporation—10.8%
4,870,233	3.500%, 1/1/2047	4,787,477
5,347,921	3.500%, 12/1/2047	5,250,363
5,692,059	4.000%, 3/1/2046	5,743,421
1,299,831	4.000%, 11/1/2047	1,309,529
2,415,508	4.000%, 4/1/2048	2,432,020
7,305,393	4.000%, 7/1/2048	7,355,332
45,877	5.500%, 11/1/2020	46,648
	TOTAL	26,924,790
	Federal National Mortgage Association—9.0%
6,220,900	3.000%, 7/1/2046	5,943,632
2,575,128	3.500%, 10/1/2047	2,528,957
8,644,757	3.500%, 1/1/2048	8,487,057
1,329,689	4.000%, 2/1/2048	1,339,506
2,427,281	4.000%, 2/1/2048	2,443,684
1,374,611	4.000%, 2/1/2048	1,384,760
28,908	5.000%, 6/1/2020	29,197
64,063	5.000%, 1/1/2035	67,758
41,095	5.500%, 2/1/2023	42,058
70,236	5.500%, 6/1/2025	74,758
70,474	6.000%, 2/1/2026	75,861
61,683	6.000%, 4/1/2026	66,398
52,041	6.000%, 7/1/2034	57,543
	TOTAL	22,541,169
	Government National Mortgage Association—0.1%
76,988	5.000%, 3/15/2023	78,860
129,956	5.500%, 2/15/2023	134,207
37,452	6.000%, 1/20/2029	40,471
22,880	6.000%, 3/15/2032	25,005
27,625	6.500%, 10/15/2031	30,565
333	7.500%, 10/15/2026	371
12,922	7.500%, 10/15/2027	14,477
	TOTAL	323,956
	Government Agency—1.7%
4,139,547	FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	4,063,557
91,345	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	89,241
	TOTAL	4,152,798
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $54,111,111)	53,942,713

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.8%
		Agency Commercial Mortgage-Backed Securities—1.8%
$3,757,471	[1]	FHLMC REMIC KS02 A, 2.686% (1-month USLIBOR +0.380%), 8/25/2023	$3,756,083
650,000		FNMA REMIC 2012-M13 A2, 2.377%, 5/25/2022	631,401
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,386,346)	4,387,484
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.8%
		Federal Home Loan Mortgage Corporation—1.0%
53,712	[1]	REMIC 2411 FJ, 2.656% (1-month USLIBOR +0.350%), 12/15/2029	53,924
176,304	[1]	REMIC 2458 FB, 3.306% (1-month USLIBOR +1.000%), 1/15/2032	180,129
26,574	[1]	REMIC 2534 FI, 3.206% (1-month USLIBOR +0.900%), 2/15/2032	27,079
1,150,599		REMIC 2601 DA, 4.000%, 4/15/2023	1,160,446
903,443	[1]	REMIC 3322 FB, 2.696% (1-month USLIBOR +0.390%), 5/15/2037	904,286
		TOTAL	2,325,864
		Federal National Mortgage Association—0.8%
49		REMIC 1989-35 G, 9.500%, 7/25/2019	49
372,915	[1]	REMIC 1999-51 F, 2.802% (1-month USLIBOR +0.500%), 9/17/2029	374,673
204,721	[1]	REMIC 2006-58 FP, 2.615% (1-month USLIBOR +0.300%), 7/25/2036	204,277
372,441	[1]	REMIC 2006-85 PF, 2.695% (1-month USLIBOR +0.380%), 9/25/2036	374,171
466,363	[1]	REMIC 2007-46 FA, 2.685% (1-month USLIBOR +0.370%), 5/25/2037	466,798
481,800		REMIC 2009-14 PB, 3.500%, 3/25/2024	482,108
139,755	[1]	REMIC 370 F21, 2.615% (1-month USLIBOR +0.300%), 6/25/2036	139,737
		TOTAL	2,041,813
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,415,779)	4,367,677
		INVESTMENT COMPANY—2.6%
6,473,752		Federated Government Obligations Fund, Premier Shares, 2.12%[2] (IDENTIFIED COST $6,473,752)	6,473,752
		TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $251,671,327)	251,209,395
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[3]	(1,847,860)
		TOTAL NET ASSETS—100%	$249,361,535
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 2/28/2018	14,122,267
Purchases/Additions	74,543,999
Sales/Reductions	(82,192,514)
Balance of Shares Held 11/30/2018	6,473,752
Value	$6,473,752
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$97,498
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2018.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$158,953,180	$—	$158,953,180
Adjustable Rate Mortgage	—	17,764	—	17,764
Government Agencies	—	23,066,825	—	23,066,825
Mortgage-Backed Securities	—	53,942,713	—	53,942,713
Commercial Mortgage-Backed Securities	—	4,387,484	—	4,387,484
Collateralized Mortgage Obligations	—	4,367,677	—	4,367,677
Investment Company	6,473,752	—	—	6,473,752
TOTAL SECURITIES	$6,473,752	$244,735,643	$—	$251,209,395
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Government Bond Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2019